WARRANTS (Tables)	9 Months Ended
Sep. 30, 2022
Warrants and Rights Note Disclosure [Abstract]
Common stock warrants outstanding to purchase shares of common stock

As of September 30, 2022, the Company had the following common stock warrants outstanding:

	Warrants	Exercise Price	Issuance Date	Expiration
Public Warrants	12,061,043	11.50	7/18/2022	7/18/2027
Private Placement Warrants	232,500	11.50	7/18/2022	7/18/2027
Common Stock Warrants	1,275,000	11.50	9/29/2022	9/29/2027
Total	13,568,543

Schedule of significant inputs to the Monte Carlo Simulation for the fair value	Assumptions used in the valuation at the Closing Date were as follows:

Assumptions
Fair Value of Class A Common Stock	$10.13
Selected Volatility	60%
Risk-free interest rate	3.14%
Contractual terms (years)	4.0

The grant-date fair values of the earn-outs granted to employees and non-employees were estimated using the following range of weighted average assumptions:

Assumptions
Fair Value of Class A Common Stock	7.81-10.13
Selected Volatility	60%-61%
Risk-free interest rate	3.14%-4.17%
Contractual terms (years)	3.8-4.0

The following table provides quantitative information regarding assumptions used in the Black-Scholes option-pricing model to determine the fair value of the Private Placement Warrants as of July 18, 2022 and September 30, 2022:

	July 18, 2022	September 30, 2022
Stock price	10.13	7.81
Term (in years)	5.0	4.8
Expected volatility	60%	40.0%
Risk-free rate	3.1%	4.1%
Dividend yield	—%	—%

Assumptions used in the valuation at issuance date

September 29, 2022
Fair Value of Class A Common Stock	9.13
Selected Volatility	40%
Risk-free interest rate	3.98%
Contractual terms (years)	5